Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region total	€ 107,384	€ 26,430	€ 33,035
Germany [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region total	77,449	19,538	23,809
Sweden [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region total	8,688	207	324
Ireland [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region total	8,050	1,223	1,944
United States of America [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region total	4,971	731
Netherlands [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region total	4,770	872	491
Switzerland [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region total	1,462	1,628	1,186
Austria [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region total	1,389		750
Spain [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region total	143	1,071	3,371
Rest of the world [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region total	€ 462	€ 1,160	€ 1,158